Schedule of Components of Lease Expense (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating lease cost:
Amortization of right-of-use assets	$ 34,391	$ 33,431	$ 114,907	$ 87,276
Interest on lease liabilities	11,379	26,463	83,702	3,035
Lease payments on short term leases	1,290	12,590	23,811
Total operating lease cost	$ 47,060	$ 72,484	$ 222,420	$ 90,311